Document And Entity Information	12 Months Ended
Oct. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001809691
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40463
Entity Registrant Name	AMTD Digital Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 rue Jean-Jacques Rousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Title of 12(b) Security	each representing 0.4 Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	HKD
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the annual report on Form 20-F of AMTD Digital Inc. (the Company”) amends its annual report on Form 20-F for the year ended October 31, 2024 as originally filed with the Securities and Exchange Commission (the “SEC”) on February 28, 2025 (the “Original Filing”).This Amendment No. 1 is being filed to: ●supplement the disclosures under Item 16C of the Original Filing to reflect the audit fees for services performed by Assentsure PAC, independent registered public accounting firms of the Company, for the audit of the financial statements of the Company for fiscal year ended October 31, 2024 and to present a breakdown of the amounts of aggregate audit fees billed for each of the Company’s last two fiscal years by Assentsure PAC; ●amend disclosures under Item 16F of the Original Filing to reflect the receipt and content of a letter from the Company’s former auditor, which was issued subsequent and in response to the original disclosures under Item 16F of the Original Filing, in accordance with Item 16F(a)(1) of Form 20-F; and ●amend the list of exhibits in “Item 19. Exhibits” of the Original Filing to reflect the filing of the letter from the Company’s former auditor referenced above as required under Item 16F(a)(3) of Form 20-F.Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Original Filing. Other than as expressly stated in this Amendment No. 1, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any part of the Original Filing or reflect any events that have occurred after the Original Filing was filed on February 28, 2025. The filing of this Amendment No. 1 should not be understood to mean that any other statements contained in the Original Filing are true and complete as of any date subsequent to February 28, 2025. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the documents filed with or furnished to the SEC by the Company subsequent to February 28, 2025, including any amendments to such documents, as information in such documents may update or supersede certain information contained in this Amendment No. 1.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	66 rue Jean-Jacques Rousseau
Entity Address, Postal Zip Code	75001
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Feridun Hamdullahpur
City Area Code	+33 (0)
Local Phone Number	1 7673 2800
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	32,793,921
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	65,741,346